Prospectus Supplement dated October 15, 2004*

Product Name                                                     Form #
Privileged Assets(R) Select Annuity (New York Version)           S-6102 K (4/04)

Privileged Assets(R) Select Annuity (National Version)           30325 L (4/04)

The following FUND NAME changes will be effective on Oct. 15, 2004:

Old Name                                             New Name
INVESCO VIF - Core Equity Fund, Series I Shares      AIM V.I. Core Stock Fund, Series I Shares






30325-2 A (10/04)

* Valid until next prospectus update.
Destroy May 1, 2005